Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Fair Value of Financial Assets and Liabilities Measured on Recurring Basis

The following table summarizes the basis used to measure certain financial assets at fair value on a recurring basis in the Company’s condensed consolidated balance sheet at September 30, 2015 (in thousands):

	Balance as of September 30, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents
Money market funds	$151,691	$151,691	$—	$—

Total cash equivalents	151,691	151,691	—	—
Restricted cash
Time deposits	1,983	—	1,983	—

Total restricted cash	1,983	—	1,983	—
Short-term investments
U.S. government agency bonds	23,339	—	23,339	—
Time deposits	39,529	—	39,529	—
Corporate bonds	346,782	—	346,782	—
International government bonds	21,390	—	21,390	—
Municipal bonds	187,303	—	187,303	—

Total short-term investments	618,343	—	618,343	—

Total financial assets	$772,017	$151,691	$620,326	$—

The following table summarizes the basis used to measure certain financial assets at fair value on a recurring basis in the Company’s condensed consolidated balance sheet at December 31, 2014 (in thousands):

	Balance as of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents
Money market funds	$183,008	$183,008	$—	$—
Municipal bonds	1,001	—	1,001	—

Total cash equivalents	184,009	183,008	1,001	—
Restricted cash				—
Time deposits	2,058	—	2,058	—

Total restricted cash	2,058	—	2,058	—
Short-term investments
Time deposits	21,726	—	21,726	—
Corporate bonds	353,212	—	353,212	—
International government bonds	1,501	—	1,501	—
Municipal bonds	140,406	—	140,406	—
Commercial paper	3,999	—	3,999	—

Total short-term investments	520,844	—	520,844	—

Total financial assets	$706,911	$183,008	$523,903	$—

The following table summarizes the basis used to measure certain financial assets at fair value on a recurring basis in the Company’s consolidated balance sheets at December 31, 2014 (in thousands):

	Balance as of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents
Money market funds	$183,008	$183,008	$—	$—
Municipal bonds	1,001	—	1,001	—

Total cash equivalents	184,009	183,008	1,001	—
Restricted cash
Time deposits	2,058	—	2,058	—

Total restricted cash	2,058	—	2,058	—
Short-term investments
Certificates of deposit	21,726	—	21,726	—
Corporate bonds	353,212	—	353,212	—
Municipal bonds	140,406	—	140,406	—
International government bonds	1,501	—	1,501	—
Commercial paper	3,999	—	3,999	—

Total short-term investments	520,844	—	520,844	—

Total financial assets	$706,911	$183,008	$523,903	$—

The following table summarizes the basis used to measure certain financial assets at fair value on a recurring basis in the Company’s consolidated balance sheets at December 31, 2013 (in thousands):

	Balance as of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents
Money market funds	$26,451	$26,451	$—	$—

Total cash equivalents	26,451	26,451	—	—
Restricted cash
Money market funds	758	758	—	—

Total restricted cash	758	758	—	—
Short-term investments
Time deposits	2,054	—	2,054	—
Corporate bonds	33,257	—	33,257	—
Municipal bonds	31,487	—	31,487	—

Total short-term investments	66,798	—	66,798	—

Total financial assets	$94,007	$27,209	$66,798	$—

Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following (in thousands):

	September 30, 2015	December 31, 2014
Demand deposit accounts	$149,602	$108,316
Money market funds	151,691	183,008
Municipal bonds	—	1,001

Total cash and cash equivalents	$301,293	$292,325

Cash and cash equivalents consisted of the following at December 31, 2014 and December 31, 2013 (in thousands):

	December 31,
	2014	2013
Demand deposit accounts	$108,316	$298,157
Money market funds	183,008	26,451
Municipal bonds	1,001	—

Short-Term Investments

Short-term investments consisted of the following (in thousands):

	September 30, 2015
	Gross Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S government agency bonds	$23,375	$3	$(39)	$23,339
Time deposits	39,529	—	—	39,529
Corporate bonds	346,949	141	(308)	346,782
International government bonds	21,418	—	(28)	21,390
Municipal bonds	187,254	83	(34)	187,303

Total short-term investments	$618,525	$227	$(409)	$618,343

	December 31, 2014
	Gross Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Time deposits	$21,726	$—	$—	$21,726
Corporate bonds	353,957	7	(752)	353,212
International government bonds	1,504	—	(3)	1,501
Municipal bonds	140,455	45	(94)	140,406
Commercial paper	3,999	—	—	3,999

Total short-term investments	$521,641	$52	$(849)	$520,844

Fair values are based on quoted market prices. Short-term investments consisted of the following at December 31, 2014 and December 31, 2013 (in thousands):

	December 31, 2014
	Gross Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Time deposits	$21,726	$—	$—	$21,726
Corporate bonds	353,957	7	(752)	353,212
Municipal bonds	140,455	45	(94)	140,406
International government bonds	1,504	—	(3)	1,501
Commercial paper	3,999	—	—	3,999

Total short-term investments	$521,641	$52	$(849)	$520,844

	December 31, 2013
	Gross Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Time deposits	$2,055	$—	$(1)	$2,054
Corporate bonds	33,274	33	(50)	33,257
Municipal bonds	31,486	16	(15)	31,487

Total short-term investments	$66,815	$49	$(66)	$66,798

Summary of Contractual Underlying Maturities of Short-Term Investments

The following table summarizes the contractual underlying maturities of the Company’s short-term investments (in thousands):

	September 30, 2015
	Less than 1 Year	1 to 3 Years	Total
U.S government agency bonds	$597	$22,742	$23,339
Time deposits	25,951	13,578	39,529
Corporate bonds	203,039	143,743	346,782
International government bonds	15,192	6,198	21,390
Municipal bonds	131,167	56,136	187,303

Total short-term investments	$375,946	$242,397	$618,343

	December 31, 2014
	Less than 1 Year	1 to 3 Years	Total
Time deposits	$21,479	$247	$21,726
Corporate bonds	240,570	112,642	353,212
International government bonds	1,501	—	1,501
Municipal bonds	87,615	52,791	140,406
Commercial paper	3,999	—	3,999

Total short-term investments	$355,164	$165,680	$520,844

The following table summarizes the contractual underlying maturities of the Company’s short-term investments at December 31, 2014 and December 31, 2013 (in thousands):

	December 31, 2014
	Less than 1 Year	1 to 3 Years	Total
Time deposits	$21,479	$247	$21,726
Corporate bonds	240,570	112,642	353,212
Municipal bonds	87,615	52,791	140,406
International government bonds	1,501	—	1,501
Commercial paper	3,999	—	3,999

Total short-term investments	$355,164	$165,680	$520,844

	December 31, 2013
	Less than 1 Year	1 to 3 Years	Total
Time deposits	$500	$1,554	$2,054
Corporate bonds	11,164	22,093	33,257
Municipal bonds	3,031	28,456	31,487

Total short-term investments	$14,695	$52,103	$66,798

Summary of Depreciation Expenses on Internally Developed Software and Website Development Costs

The Company recorded depreciation expense on internally developed software and website development costs as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Depreciation expense on internally developed software and website development costs	$1,677	$1,343	$4,867	$3,947

The Company recorded depreciation expense on internally developed software and website development costs as follows for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year Ended December 31,
	2014	2013	2012
Depreciation expense on internally developed software and website development costs	$5,471	$3,939	$2,874

Summary of Excess Tax (Expense) Benefit

The following table summarizes the excess tax benefit that the Company recorded (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Excess tax benefit from stock-based compensation, net	$5,200	$1,362	$7,494	$2,583

The following table summarizes the excess tax benefit that the Company recorded for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year Ended December 31,
	2014	2013	2012
Excess tax benefit from stock-based compensation, net	$2,743	$8,226	$7,122

Summary of Foreign Exchange Loss

The following table summarizes the foreign exchange loss that the Company recorded (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Foreign exchange loss	$279	$1,432	$930	$6,421

The following table summarizes the foreign exchange loss that the Company recorded for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year Ended December 31,
	2014	2013	2012
Foreign exchange loss	$7,138	$5,964	$2,618

Schedule of Fair Value and Notional Amounts of Outstanding or Unsettled Derivative Instruments

The following table shows the fair value and notional amounts of the Company’s outstanding or unsettled derivative instruments that are not designated as hedging instruments covering foreign currency exposures as of September 30, 2015 which settled October 2, 2015 (in thousands):

	September 30, 2015
	Significant Other Observable Inputs (Level 2)
	Gross Amount of Recognized Assets/Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amount Presented in the Balance Sheet	U.S. Dollar Notional
Prepaid expense and other current assets	$1,173	$—	$1,173	$41,301
Accrued expenses	(656)	—	(656)	129,303

Total	$517	$—	$517	$170,604

In addition to the notional amounts listed above, the Company entered into new derivative contracts with notional amounts of $157,735,000 on September 30, 2015 with a closing date of January 5, 2016.

The following table shows the fair value and notional amounts of the Company’s outstanding or unsettled derivative instruments that are not designated as hedging instruments covering foreign currency exposures as of December 31, 2014 which settled January 2, 2015 (in thousands):

	December 31, 2014
	Significant Other Observable Inputs (Level 2)
	Gross Amount of Recognized Assets/Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amount Presented in the Balance Sheet	U.S. Dollar Notional
Prepaid expense and other current assets	$4,506	$—	$4,506	$157,164
Accrued expenses	(67)	—	(67)	11,562

Total	$4,439	$—	$4,439	$168,726

The following table shows the fair value and notional amounts of the Company’s outstanding or unsettled derivative instruments that are not designated as hedging instruments covering foreign currency exposures during the year ended December 31, 2014 and closing January 2, 2015 (in thousands):

Balance Sheet Caption	December 31, 2014
	Significant Other Observable Inputs (Level 2)			U.S. Dollar Notional
	Gross Amount of Recognized Assets/Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amount Presented in the Balance Sheet
Prepaid expenses and other current assets	$4,506	$—	$4,506	$157,164
Accrued expenses	(67)	—	(67)	11,562

Total	$4,439	$—	$4,439	$168,726

In addition to the notional amounts listed above, the Company also had $165,454,000 of derivatives entered into on December 31, 2014 with a closing date of April 2, 2015.

The following table shows the fair value and notional amounts of the Company’s outstanding or unsettled derivative instruments that are not designated as hedging instruments covering foreign currency exposures during the year ended December 31, 2013 (in thousands):

Balance Sheet Caption	December 31, 2013
	Significant Other Observable Inputs (Level 2)			U.S. Dollar Notional
	Gross Amount of Recognized Assets/Liability	Gross Amounts Offset in the Balance Sheet	Net Amount Presented in the Balance Sheet
Prepaid expenses and other current assets	$363	$—	$363	$20,520
Accrued expenses	(979)	—	(979)	84,292

Total	$(616)	$—	$(616)	$104,812